Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue	$ 1,817,191	$ 1,943,655	$ 2,265,803
Cost of sales	(1,334,321)	(1,383,603)	(1,485,631)
Gross profit	482,870	560,052	780,172
Other income	26,893	18,218	32,048
Administrative expenses	(107,017)	(117,180)	(118,126)
Other expenses by function	(99,612)	(25,995)	(36,907)
Net impairment (losses) gains on reversal of financial assets	4,684	(1,057)	2,967
Other gains (losses)	(5,313)	(383)	6,404
Profit from operating activities	302,505	433,655	666,558
Finance income	13,715	26,289	22,533
Finance costs	(82,199)	(76,939)	(57,807)
Share of profit of associates and joint ventures accounted for using the equity method	8,940	9,786	6,351
Foreign currency translation differences	(4,423)	(2,169)	(16,597)
Profit before taxes	238,538	390,622	621,038
Income tax expense	(70,179)	(110,019)	(178,975)
Net profit	168,359	280,603	442,063
Net profit attributable to:
Profit (loss) attributable to Owners of the Parent	164,518	278,115	439,830
Profit (loss) attributable to Non-controlling interests	3,841	2,488	2,233
Net profit	$ 168,359	$ 280,603	$ 442,063
Earnings per share
Basic earnings per share (US$ per share)	$ 0.6251	$ 1.0567	$ 1.6711
Diluted earnings per share (US$ per share)	$ 0.6251	$ 1.0567	$ 1.6711